Feb. 28, 2025
Innovator Premium Income 30 Barrier ETF - January
Innovator Premium Income 30 Barrier ETF™ – January
Investment Objective

The Fund seeks to provide investors, over the period from January 1, 2025 to December 31, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 5.86% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 30% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 30% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 31%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Innovator Premium Income 30 Barrier ETF - January Innovator Premium Income 30 Barrier ETF - January
Management Fees	0.79%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	1 Year	3 Years	5 Years	10 Years
Innovator Premium Income 30 Barrier ETF - January | Innovator Premium Income 30 Barrier ETF - January | USD ($)	81	252	439	978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from January 1 to December 31 of each year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.86%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 30% or less, calculated from the commencement of the Outcome

Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (30%) but less than or equal to 31%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 31%, which will correspond to the U.S. Equity Index losses from 30% to 31% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 31%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 30% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 30% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (31%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 5.86% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.07%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 30% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

The current Outcome Period is from January 1, 2025 through December 31, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 30 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 70% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 70% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 30 put FLEX Option contracts at approximately 70% and approximately 69%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 30% Barrier with losses experienced by the Fund beginning at 30% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 31% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 70% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   A “put option spread” strategy which uses a package of 30 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 70% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 69% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 30 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 30 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 31% which will correspond to the U.S. Equity Index losses from 30% to 31% at the conclusion of the Outcome Period. The 30 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 31% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 30% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

The Outcome Period.    The Outcome Period is from January 1 to December 31 of each year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/janj, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-35%	-20%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-35%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-35% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 5.86% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.07%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 5.86% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.07%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/janj.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 30% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 30% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (30%) but are less than 31%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 31%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 31%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 30 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 30% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-30.00%	0.00%	0.00%	0.00%
-30.25%	-7.25%	-0.25%	-7.50%
-30.50%	-15.00%	-0.50%	-15.50%
-30.75%	-22.50%	-0.75%	-23.25%
-31.00%	-30.00%	-1.00%	-31.00%
-32.00%	-30.00%	-2.00%	-32.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 31%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 31%, the Fund’s put spread options will produce a loss of 30% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/janj, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks
Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 1.84% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was 1.16% (quarter ended December 31, 2024).
Average Annual Total Return as of December 31, 2024
Average Annual Returns - Innovator Premium Income 30 Barrier ETF - January	Label	1 Year	Since Inception	Inception Date
Innovator Premium Income 30 Barrier ETF - January	Return Before Taxes	6.01%	5.98%	Dec. 29, 2023
Innovator Premium Income 30 Barrier ETF - January | Return After Taxes on Distributions	Return After Taxes on Distributions	3.75%	3.73%	Dec. 29, 2023
Innovator Premium Income 30 Barrier ETF - January | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.63%	3.66%	Dec. 29, 2023
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	24.87%	Dec. 29, 2023
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	23.17%	Dec. 29, 2023

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.